UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment   [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barington Capital Group, L.P.
Address:  888 SEVENTH AVENUE, 17th Floor
          New York, New York 10019

Form 13F File Number:  unknown

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JAMES MITAROTONDA
Title:	Chairman and Chief Executive Officer
Phone:  212-974-5700

Signature, Place, and Date of Signing:

/s/ James Mitarotonda   New York, New York	February 14, 2007
---------------------   ------------------	 ----------------
  [Signature]                [City, State]         [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $360,922 (in thousands)


*Mr. James Mitarotonda is the Principal of Barington Companies
Investors, LLC, Barington Companies Advisors, LLC, and Barington
Offshore Advisors, LLC, which have investment discretion over the investment portfolios reported herein.

                              Title Of             Value   SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer                 Class      CUSIP   x$1,000    Amt    Prn CALL Discretion Managers   Sole    Shared None
Borders Group, Inc           Common     099709107   2,697   120,667 SH        DEFINED              120,667
Consolidated Tomoka LD Co.   Common     210226106  28,287   390,700 SH        DEFINED              390,700
Federated Dept Stores Inc DE Common     31410H101     953    25,000 SH        DEFINED               25,000
Fisher Communication Inc     Common     337756209  10,845   245,293 SH        DEFINED              245,293
Florida East Coast Inds      Common     340632108  16,255   272,748 SH        DEFINED              272,748
Griffon Corp                 Common     398433102  36,059 1,414,084 SH        DEFINED            1,414,084
Home Depot Inc               Common     437076102   1,004    25,000 SH        DEFINED               25,000
International Alum Corp      Common     458884103   8,161   167,407 SH        DEFINED              167,407
Lancaster Colony Corp        Common     513847103  60,943 1,375,372 SH        DEFINED            1,375,372
Pep Boys Manny Moe & Jack    Common     713278109  66,087 4,447,319 SH        DEFINED            4,447,319
S1 Corporation               Common     78463B101   4,819   874,608 SH        DEFINED              874,608
Schulman A Inc               Common     808194104  37,621 1,690,847 SH        DEFINED            1,690,847
Steris Corp                  Common     859152100   7,868   312,650 SH        DEFINED              312,650
Stride Rite Corp             Common     863314100  21,657 1,436,098 SH        DEFINED            1,436,098
Syms Corp                    Common     871551107  12,434   624,544 SH        DEFINED              624,544
Warnaco Group, Inc           Common New 934390402  45,232 1,782,198 SH        DEFINED            1,782,198
                                                  360,922